Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	€ (323.4)	€ (263.4)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		59.3
Opening balance restatement due to IFRS 9 transition		(3.7)
Recognized in Statement of Profit or Loss	9.7	4.5
Recognized in Other Comprehensive Income	12.3	(0.7)	€ 3.0
Movement in foreign exchange	(0.4)	(0.8)
Closing balance	(301.8)	(323.4)	(263.4)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(12.4)	(15.2)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Opening balance restatement due to IFRS 9 transition		0.0
Recognized in Statement of Profit or Loss	6.3	3.2
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.2)	(0.4)
Closing balance	(6.3)	(12.4)	(15.2)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(354.1)	(295.0)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		59.3
Opening balance restatement due to IFRS 9 transition		0.0
Recognized in Statement of Profit or Loss	(2.5)	0.2
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	(356.6)	(354.1)	(295.0)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	29.6	28.2
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Opening balance restatement due to IFRS 9 transition		0.0
Recognized in Statement of Profit or Loss	3.5	(1.5)
Recognized in Other Comprehensive Income	6.7	3.3
Movement in foreign exchange	0.0	(0.4)
Closing balance	39.8	29.6	28.2
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	19.1	15.6
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Opening balance restatement due to IFRS 9 transition		0.0
Recognized in Statement of Profit or Loss	1.6	3.5
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	20.7	19.1	15.6
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(2.5)	1.4
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Opening balance restatement due to IFRS 9 transition		0.0
Recognized in Statement of Profit or Loss	0.0	0.1
Recognized in Other Comprehensive Income	5.6	(4.0)
Movement in foreign exchange	(0.2)	0.0
Closing balance	2.9	(2.5)	1.4
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(3.1)	1.6
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Opening balance restatement due to IFRS 9 transition		(3.7)
Recognized in Statement of Profit or Loss	0.8	(1.0)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	0.0
Closing balance	€ (2.3)	€ (3.1)	€ 1.6